FAIR VALUE MEASUREMENTS - Summary Of Assets And Liabilities At Fair Value On a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Assets, Fair Value Disclosure [Abstract]
Total financial assets		$ 49,521	$ 49,896
Liabilities:
Total financial liabilities		720	1,639
Warrant [Member]
Liabilities:
Warrants liability	[1]	720	1,639
Marketable securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities		49,521	49,896
Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Total financial assets		0	0
Liabilities:
Total financial liabilities		0	0
Level 1 [Member] | Warrant [Member]
Liabilities:
Warrants liability	[1]	0	0
Level 1 [Member] | Marketable securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities		0	0
Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Total financial assets		49,521	49,896
Liabilities:
Total financial liabilities		0	0
Level 2 [Member] | Warrant [Member]
Liabilities:
Warrants liability	[1]	0	0
Level 2 [Member] | Marketable securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities		49,521	49,896
Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Total financial assets		0	0
Liabilities:
Total financial liabilities		720	1,639
Level 3 [Member] | Warrant [Member]
Liabilities:
Warrants liability	[1]	720	1,639
Level 3 [Member] | Marketable securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable securities		$ 0	$ 0

[1]	As part of the Transactions (see Note 1), the Company assumed a derivative warrant liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net.